Dreyfus
Municipal Money
Market Fund, Inc.


SEMIANNUAL REPORT
November 30, 2001







The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            16   Statement of Assets and Liabilities

                            17   Statement of Operations

                            18   Statement of Changes in Net Assets

                            19   Financial Highlights

                            20   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                              Dreyfus Municipal
                                                        Money Market Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Municipal Money Market Fund, Inc., covering the six-month period from June 1, 2001 through November 30, 2001. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Colleen Meehan.

Even before the devastating terrorist attacks of September 11, a slowing economy had prompted the Federal Reserve Board (the "Fed") to reduce short-term interest rates aggressively. After the attacks, the Fed reduced rates even further in an attempt to offset the adverse economic effects that resulted from the disruption in business activity and consumer spending. Recent events have prolonged existing economic weakness, but we believe that the U.S. may begin to see signs of economic recovery in the months ahead.

In the meantime, there is little doubt that money market yields will remain low and that the investment environment will continue to be challenging. At times like these, emotions should be set aside in favor of an objective, rational view of prevailing risks and opportunities. It is important during any time of market uncertainty to seek professional management and professional advice, both of which are cornerstones of our investment approach. We encourage you to contact your financial advisor for information about ways to refine your investment strategies.

For additional market perspectives, we have created "Investing In Uncertain Markets," a publication designed to help you weather the storm through the long-term application of four fundamental principles of successful investing. Visit www.dreyfus.com to order or download a copy.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 14, 2001




DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Portfolio Manager

How did Dreyfus Municipal Money Market Fund, Inc. perform during the period?

For the six-month period ended November 30, 2001, the fund produced an annualized yield of 1.94%. Taking into account the effects of compounding, the fund provided an annualized effective yield of 1.96% during the same period.(1)

We attribute the fund's performance to a weakening economy and a declining stock market, which caused tax-exempt money market yields to fall amid surging demand from investors seeking a safe haven for their assets. However, unexpected increases in the supply of tax-exempt money market instruments caused their yields to fall less than those of U.S. Treasury securities with comparable maturities.

What is the fund's investment approach?

The fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

In so doing, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio substantially of high quality, federally tax-exempt money market instruments from issuers throughout the United States and its territories. Second, we actively manage the portfolio's average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace and interest-rate trends.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the portfolio, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn lengthen the
                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

portfolio' s average maturity. If we anticipate limited new-issue supply, we may then look to extend the portfolio's average maturity to maintain then current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

According to economists, the nation's first recession in 10 years began in March 2001, before the reporting period began. Even before the United States officially entered the recession, however, the Federal Reserve Board (the "Fed") cut short-term interest rates five times during the reporting period for a total interest-rate reduction of 2.00 percentage points. Yields on one-year tax-exempt notes continued to fall in this environment.

However, the extent to which tax-exempt yields fell was limited by the occurrence of two major economic shocks. The first was the California energy crisis, in which rising oil and gas prices and a flawed deregulation plan sent a Southern California electric utility into bankruptcy. To avert widespread power disruptions, California issued $5.7 billion in new short-term debt. The second shock occurred on September 11 when terrorists destroyed New York's World Trade Center complex. Since then, New York issued $2.5 billion of tax-exempt short-term securities. These unexpected increases in the supply of tax-exempt money market instruments caused their yields to nearly match those of comparable
maturity   U.S.   Treasury  bills,  which  were  in  relatively  short  supply.

In this environment, we generally maintained the fund' s weighted average maturity at a point that was longer than that of its peer group. This positioning proved advantageous, because it enabled us to lock in higher then prevailing yields for as long as was practical while short-term interest rates fell.


What is the fund's current strategy?

With the economy in recession and the outlook unclear, we have continued to strive to maintain a "laddered" portfolio, in which holdings mature in stages to help protect the fund against unexpected changes in interest rates. However, with yields on municipal notes currently at very low levels, we have recently focused primarily on commercial paper and municipal notes with six-month maturities for the laddered portion of the portfolio. Otherwise, as existing holdings have matured, we believe we have had little choice but to reinvest in very short-term securities at today' s low yields. Of course, we may look to change our strategy and the portfolio's composition, as we deem appropriate, as market conditions evolve.

December 14, 2001

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund

STATEMENT OF INVESTMENTS

November 30, 2001 (Unaudited)



                                                                                              Principal
TAX-EXEMPT INVESTMENTS--101.7%                                                                Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

ALABAMA--1.0%

Alabama Association of Governmental Organizations, COP,

   GO Notes TRAN 2.75%, 9/30/2002 (Insured; AMBAC)                                           10,000,000               10,073,531

ALASKA--.4%

Alaska Housing Finance Corporation, Revenue

  (State Capital Project)

   4.35%, 12/1/2001 (Insured; MBIA)                                                           4,445,000                4,445,000

ARIZONA--2.7%

Apache County Industrial Development Authority, IDR, VRDN

   (Tucson Electric) 1.55% (LOC; The Bank of New York)                                       13,700,000  (a)          13,700,000

Salt River Project, Utility-Water and Sewer Revenue, CP

   1.65%, 1/10/2002                                                                          13,700,000               13,700,000

CALIFORNIA--1.4%

Student Education Loan Marketing Corporation, Student Loan

  Revenue, Refunding, VRDN 1.50% (LOC; State Street Bank

   and Trust Co.)                                                                            14,000,000  (a)          14,000,000

COLORADO--1.8%

Denver City and County, Airport Revenue, Refunding, VRDN

   1.70% (Insured; MBIA and Liquidity Facility; Bank One Corp.)                              10,000,000  (a)          10,000,000

Mountain Village Housing Authority, Housing Facilities Revenue

  Refunding, VRDN (Village Court Apartments Project)

   1.81% (Liquidity Facility; U.S. Bank NA)                                                   8,165,000  (a)           8,165,000

DELAWARE--3.8%

Delaware Economic Development Authority, VRDN:

  IDR (Delaware Clean Power Project)

      1.75% (LOC; Motiva Enterprises)                                                        30,000,000  (a)          30,000,000

   MFHR (School House Project)

      1.60% (LOC; HSBC Bank USA)                                                              7,600,000  (a)           7,600,000

DISTRICT OF COLUMBIA--2.7%

District of Columbia Housing Finance Agency, SFMR

   3.50%, 3/25/2002 (LOC: FHLM, FNMA and GNMA)                                                5,000,000                5,000,000

District of Columbia National Academy of Science, Revenue, CP

   1.75%, 1/28/2002 (Insured; AMBAC and Liquidity Facility;
   Bank of America)                                                                          22,500,000               22,500,000

FLORIDA--6.2%

Broward County, Sales Tax Revenue, CP

   1.80%, 12/13/2001 (Liquidity Facility; Dexia Credit Locale)                               33,970,000               33,970,000

Broward County Housing Finance Authority, SFMR, VRDN

  Merlots Program 1.72% (Liquidity Facility: First Union Bank,

   FNMA and GNMA)                                                                             3,685,000  (a)           3,685,000


                                                                                              Principal
TAX-EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

FLORIDA (CONTINUED)

Highlands County Health Facilities Authority, Revenue, VRDN

  (Adventist Health System)

   1.50% (Insured; MBIA and Liquidity Facility; Bank of America)                              5,000,000  (a)           5,000,000

Pinellas County Housing Finance Authority, SFHR

  Multi-County Program

   2.75%, 2/1/2002 (LOC: FNMA and GNMA)                                                       8,250,000                8,250,000

Sunshine Governmental Financing Commission, Revenue, CP

   2%, 12/6/2001 (LOC; Bank of Nova Scotia)                                                  11,000,000               10,999,696

GEORGIA--7.5%

Dekalb County Housing Authority, MFHR, VRDN

  (Forest Columbia Apartments Project)

   1.64% (LOC; First Tennessee Bank)                                                          8,500,000  (a)           8,500,000

Georgia State Road and Thruway Authority
   Highway Tolls Revenue, BAN

   2.75%, 11/20/2002                                                                         25,000,000               25,104,489

Gwinnett County Development Authority, IDR, VRDN

  (Suzanna's Kitchen Inc. Project)

   1.65% (LOC; Wachovia Bank)                                                                 7,000,000  (a)           7,000,000

Gwinnett County School District, GO Notes

  Construction Sales Tax Notes

   4.25%, 12/28/2001                                                                          9,000,000                9,007,687

Richmond County Development Authority, SWDR, VRDN

  (Federal Paper Board Company Inc. Project)

   1.64% (LOC; Wachovia Bank)                                                                 9,000,000  (a)           9,000,000

Savannah Economic Development Authority
   Exempt Facility Revenue

   VRDN (Home Depot Project) 1.65%                                                           17,000,000  (a)          17,000,000

ILLINOIS--5.6%

City of Chicago, Sales Tax Revenue, VRDN

   Merlots Program 1.67% (Insured; FGIC and
   Liquidity Facility; First Union Bank)                                                     10,000,000  (a)          10,000,000

City of Chicago Gas Supply, Industrial Revenue, VRDN

   (Peoples Gas Light and Coke Co.) 1.80%                                                     6,000,000  (a)           6,000,000

Illinois Educational Facilities Authority, Revenues

   (University of Chicago) 2.05%, 7/3/2002                                                    8,000,000                8,000,000

Illinois Health Facilities Authority, Revenues

   (Evanston Northwestern Corp.) 2.90%, 5/31/2002                                            10,000,000               10,000,000

Lake County, MFHR, VRDN

  (Grand Oaks Apartments Project)

   1.66% (Liquidity Facility; FNMA)                                                           9,000,000  (a)           9,000,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX-EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Lombard, MFHR, Refunding, VRDN

  (Clover Creek Apartments Project)

   1.58% (LOC; FNMA)                                                                         10,055,000  (a)          10,055,000

University of Illinois, University Revenues, VRDN

   Merlots Program 1.67% (Insured; MBIA and
   Liquidity Facility; First Union Bank)                                                      3,500,000  (a)           3,500,000

IOWA--1.9%

Louisa County, PCR, Refunding, VRDN

   (Iowa-Illinois Gas and Electric Co.) 1.65%                                                19,500,000  (a)          19,500,000

KANSAS--1.9%

Kansas Development Finance Authority, MFHR, Refunding, VRDN

   (Chesapeake Apartments Project) 1.57% (LOC; FHLB)                                          5,500,000  (a)           5,500,000

Unified Government of Wyandotte County/Kansas City

  GO Notes:

      2.70%, 2/1/2002                                                                         3,019,300                3,019,300

      4.07%, 2/1/2002                                                                         2,195,700                2,195,700

      3.20%, 5/1/2002                                                                         3,257,000                3,257,000

      2.80%, 6/1/2002                                                                           491,600                  491,600

Wichita, PCR, Refunding, VRDN

   (CIC Industries Inc. Project)
   2.075% (LOC; The Bank of New York)                                                         5,000,000  (a)           5,000,000

KENTUCKY--2.2%

Henderson County, Revenues, VRDN

  (Kentucky Hospital Association Health Facilities)

   1.70% (GIC; Bank of America and
   Liquidity Facility; BNP Paribas)                                                          14,000,000  (a)          14,000,000

Somerset, Industrial Building Revenue, VRDN
   (Wonderfuel LLC Project)

   1.64% (LOC; Bank of America)                                                               7,520,000  (a)           7,520,000

LOUISIANA--2.1%

Louisiana Housing Finance Agency, SFMR

   2.80%, 3/15/2002                                                                           7,775,000                7,775,000

Louisiana Public Facilities Authority, Revenues, VRDN

  (Pennington Medical Foundation Project)

   1.55% (LOC; Bank One Corp.)                                                               10,000,000  (a)          10,000,000

New Orleans Finance Authority, SFMR

   3.25%, 12/14/2001 (GIC; AIG Funding Inc.)                                                  3,000,000                3,000,000

MARYLAND--.9%

Carroll County, Revenues, VRDN (Fairhaven and Cooper)

  1.50% (Liquidity Facility; Branch Banking and

   Trust and LOC; Asset Guaranty)                                                             9,290,000  (a)           9,290,000


                                                                                              Principal
TAX-EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS--1.4%

Amesbury, GO Notes, BAN 3.75%, 3/15/2002                                                      4,685,000                4,691,043

Bridgewater and Raynham Regional School District
   GO Notes, BAN

   3.50%, 5/10/2002                                                                           3,995,000                4,002,127

Groton-Dustable Regional School District, GO Notes, BAN

   3.25%, 12/21/2001                                                                          5,050,000                5,051,656

MICHIGAN--6.7%

Birmingham Economic Development Corporation, LOR, VRDN

  (Brown St. Association Project):

      1.925% (LOC; Michigan National Bank)                                                       45,000  (a)              45,000

      2.075% (LOC; Michigan National Bank)                                                    1,795,000  (a)           1,795,000

Detroit Downtown Development Authority, Revenue
   Refunding, VRDN

   (Millender Center Project) 1.55% (LOC; HSBC Bank USA)                                      7,000,000  (a)           7,000,000

Lakes St. Clair Shores Drain District, GO Notes, VRDN

   1.76% (Liquidity Facility; Comerica Bank)                                                  5,000,000  (a)           5,000,000

Michigan Higher Education Student Loan Authority
   Student Loan Revenue

   VRDN 1.60% (Insured; AMBAC and Liquidity Facility;
   Lloyds TSB Bank)                                                                          10,000,000  (a)          10,000,000

Michigan Hospital Finance Authority, Revenues, VRDN:

  Hospital Equipment Loan Program:

      1.71%, Series B (LOC; Michigan National Bank)                                          14,500,000  (a)          14,500,000

      1.71%, Series B-3 (LOC; Michigan National Bank)                                        10,000,000  (a)          10,000,000

   Refunding (Trinity Health) 1.50%                                                           8,000,000  (a)           8,000,000

Michigan Housing Development Authority:

  LOR, Refunding, VRDN

      (Harbortown Limited Dividend)
      1.825% (LOC; Bankers Trust Co.)                                                         1,000,000  (a)           1,000,000

   SFMR 2.15%, 12/1/2002                                                                     10,000,000               10,000,000

MINNESOTA--.4%

Cloquet, Industrial Facilities Revenue, VRDN
  (Potlatch Corp. Projects)

   1.65% (LOC; Wachovia Bank)                                                                 4,000,000  (a)           4,000,000

MISSISSIPPI--1.9%

Mississippi Business Finance Corporation, College and University

  Revenue, VRDN (Belhaven College Project)

   1.70% (LOC; First Tennessee Bank)                                                         11,000,000  (a)          11,000,000

Mississippi University Educational Building Corporation

  College and University Revenue

  VRDN (Campus Improvements Project)

   1.59% (Insured; MBIA and Liquidity Facility; AmSouth Bank)                                 8,500,000  (a)           8,500,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX-EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

MISSOURI-1.5%

Missouri Health and Educational Facilities Authority School District

   Sales Tax Revenue (Francis Howell School District)
   3%, 10/21/2002                                                                             5,000,000                5,032,691

Saint Charles County Industrial Development Authority, Industrial

  Revenue, Refunding, VRDN (Country Club Apartments Project)

   1.56% (LOC; LaSalle Bank)                                                                 10,000,000  (a)          10,000,000

MONTANA--1.0%

Montana Board of Investment, RRR

  (Colstrip Project)

   3.25%, 4/1/2002 (LOC; Dexia Credit Locale)                                                10,000,000               10,000,000

NEBRASKA--1.6%

Nebhelp Incorporated, College and University Revenue, VRDN

  (Multiple Mode Student Loan)

  1.55% (Insured; MBIA and Liquidity Facility; Student Loan

   Marketing Association)                                                                    12,995,000  (a)          12,995,000

Nebraska Public Power District, Electric Power and Light Revenues

   5%, 1/1/2002 (Insured; MBIA)                                                               3,000,000                3,005,282

NEW HAMPSHIRE--1.1%

New Hampshire Business Finance Authority, IDR, VRDN

   (Multi-Mode Keeney Manufacturing Co. Project)
   1.70% (LOC; Fleet Bank)                                                                    6,200,000  (a)           6,200,000

Rockingham County, GO Notes, BAN 2.70%, 8/16/2002                                             4,700,000                4,716,309

NEW JERSEY--.5%

New Jersey Transport, Revenue, GO Notes, CP

   2.35%, 1/14/2002 (Liquidity Facility: Bank of
   Nova Scotia and Commerzbank)                                                               5,000,000                5,000,000

NEW MEXICO--.5%

New Mexico Hospital Equipment Loan Council, Revenues, VRDN

  (Pooled Loan Program) 1.70% (GIC: CDC Funding Corp. and

   Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)                              5,000,000  (a)           5,000,000

NEW YORK--2.0%

New York City, GO Notes, RAN

   3%, 4/12/2002                                                                             10,000,000               10,038,378

New York City Transitional Finance Authority, Sales Tax

   Revenue, BAN 2.75%, 11/13/2002                                                            10,000,000               10,080,202

OHIO--3.1%

Lorain County, Independent Living Facilities Revenues, VRDN

   (Elyria United Methodist Project) 1.58% (LOC; Bank One Corp.)                              6,835,000  (a)           6,835,000

Ohio Water Development Authority:

  Pollution Control Facilities Revenue, Refunding

      VRDN (Philip Morris Co. Inc.) 1.65%                                                    17,900,000  (a)          17,900,000


                                                                                              Principal
TAX-EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

OHIO (CONTINUED)

Ohio Water Development Authority (continued):

  Solid Waste Facilities Revenue, BAN

      (Pel Project) 2.85%, 8/1/2002                                                           6,000,000  (b)           6,000,000

OKLAHOMA--.9%

Oklahoma Development Finance Authority, Revenue

  VRDN (Oklahoma Hospital Association)

  1.70% (Liquidity Facility: CDC Funding Corp. and

   Landesbank Hessen-Thuringen Girozentrale)                                                  8,600,000  (a)           8,600,000

PENNSYLVANIA--6.9%

Emmaus General Authority, Revenue, VRDN:

   1.55% (LOC; Bayerische Landesbank)                                                         7,000,000  (a)           7,000,000

   1.55%, Series E (GIC; Goldman Sachs and Co.)                                               3,000,000  (a)           3,000,000

   1.55%, Series G (GIC; Goldman Sachs and Co.)                                               3,500,000  (a)           3,500,000

Indiana County Industrial Development Authority, PCR, VRDN

  (Conemaugh Project)

   1.60% (LOC; Bank One Corp.)                                                               14,000,000  (a)          14,000,000

Lancaster County Hospital Authority, Revenues, VRDN

  (Health Center Masonic Homes)

   1.55% (Insured; AMBAC and Liquidity Facility; PNC Bank)                                   22,660,000  (a)          22,660,000

Pennsylvania Higher Education Assistance Agency
   Student Loan Revenue, VRDN

   1.60% (Insured; AMBAC and Liquidity Facility; Credit Suisse)                              10,000,000  (a)          10,000,000

Temple University of the Commonwealth System of

  Higher Education College and University Revenue

   (University Funding Obligations) 4%, 5/8/2002                                              9,000,000                9,037,034

SOUTH CAROLINA--.7%

Educational Facilities Authority, Private Non Profit Institutions of

  Higher Learning, College and University Revenue, Refunding

  VRDN (Educational Facilities-Presbyterian College):

      1.55% (LOC; Wachovia Bank)                                                              6,805,000  (a)           6,805,000

      1.70% (LOC; Wachovia Bank)                                                                325,000  (a)             325,000

TENNESSEE--4.6%

Johnson City Health and Educational Facilities Board, HR, VRDN

   Merlots Program 1.72% (Insured; MBIA and LOC;
   First Union Bank)                                                                          9,970,000  (a)           9,970,000

Metropolitan Government Nashville and Davidson County Health

  and Education Facilities Board, College and University Revenue

   VRDN (Vanderbilt University) 1.50% (Liquidity Facility;
   Bayerische Landesbank)                                                                     3,900,000  (a)           3,900,000

Montgomery County Public Building Authority, Pooled Financing

   Revenue, VRDN (Tennessee County Loan Pool)
   1.60% (LOC; Bank of America)                                                               6,975,000  (a)           6,975,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX-EXEMPT INVESTMENTS (CONTINUED)                                                             Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------

TENNESSEE (CONTINUED)

Sevier County Public Building Authority, Local Government Public

  Improvement, Revenue, VRDN:

      1.55% (Insured; AMBAC and Liquidity Facility; Kredietbank)                              5,930,000  (a)           5,930,000

      1.55%, Series III C 2 (Insured; AMBAC and Liquidity Facility;

         Landesbank Hessen-Thuringen Girozentrale)                                            9,515,000  (a)           9,515,000

      1.55%, Series III C 4 (Insured; AMBAC and Liquidity Facility;

         Landesbank Hessen-Thuringen Girozentrale)                                           10,000,000  (a)          10,000,000

TEXAS--13.5%

Austin, Water and Wastewater System Revenue, VRDN

   1.67% (Insured; FSA and Liquidity Facility; First Union Bank)                              6,415,000  (a)           6,415,000

Brazos Harbor Industrial Development Corporation
   Industrial Revenue, Refunding

   VRDN (BASF Corp. Project) 1.50%                                                            5,000,000  (a)           5,000,000

Brazos River Authority, PCR, Refunding, VRDN

   (Texas Utility Electric Co.) 1.65% (LOC; The Bank of
   New York)                                                                                 10,000,000  (a)          10,000,000

Fort Worth, Water and Sewer Revenue, Refunding and

   Improvement 5%, 2/15/2002                                                                  3,515,000                3,527,446

Hockley County Industrial Development Corporation, PCR

   (Amoco Project-Standard Oil Co.) 2.70%, 9/1/2002                                           8,450,000                8,450,000

Houston, Water and Sewer System Revenue:

   6.75%, 12/1/2001                                                                           8,255,000  (b)           8,420,100

   CP 2.20%, 2/14/2002 (Liquidity Facility: Bayerishe

      Landesbank and Westdeutsche Landesbank)                                                10,000,000               10,000,000

North Central Texas Health Facility Development Corporation

  Revenues, CP (Methodist Hospital of Texas)

   1.60%, 12/19/2001 (Insured; AMBAC and LOC;
   Dexia Credit Locale)                                                                      14,500,000               14,500,000

North Texas Higher Education Authority Inc., Student Loan
   Revenue, VRDN

   1.60% (LOC: Bank of America and Dexia Credit Locale)                                      17,000,000  (a)          17,000,000

Panhandle-Plains Higher Education Authority Inc.
   Student Loan Revenue

   VRDN 1.55% (LOC; Student Loan Marketing Association)                                       3,000,000  (a)           3,000,000

Port of Port Arthur Navigation District, Environmental Facilities

   Revenue, Refunding, VRDN (Motiva Enterprises Project) 1.85%                                5,000,000  (a)           5,000,000

City of San Antonio, Water Revenue, VRDN

   Merlots Program 1.67% (Liquidity Facility; First Union Bank)                               6,000,000  (a)           6,000,000


                                                                                              Principal
TAX-EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

Texas Department of Housing and Community Affairs

   Residential Mortgage Revenue 2.20%, 7/1/2002                                               9,000,000                9,000,000

Texas Municipal Power Agency, Electric Revenue, CP

  2.15%, 12/4/2001 (Liquidity Facility: Bayerische Landesbank)

   Morgan Guaranty Trust Co. and State Street Bank
   and Trust Co.)                                                                            19,200,000               19,200,000

Texas Public Finance Authority, GO Notes, CP

   2.05%, 12/10/2001                                                                         10,000,000               10,000,000

UTAH--3.6%

Intermountain Power Agency, Electric Power Supply Revenue, CP

  1.70%, 1/11/2002 (Insured; AMBAC and Liquidity Facility;

   Landesbank Hessen-Thuringen Girozentrale)                                                 21,500,000               21,500,000

Salt Lake County, GO Notes, TRAN

   3.50%, 12/28/2001                                                                         10,000,000               10,006,182

Utah Housing Finance Agency, SFMR, VRDN

   1.80% (Liquidity Facility; Bayerische Landesbank)                                          5,000,000  (a)           5,000,000

VERMONT--.4%

Vermont Industrial Development Authority, IDR, VRDN

  (Ryegate Project):

      1.60% (LOC; ABN-AMRO)                                                                   4,200,000  (a)           4,200,000

      1.75% (LOC; ABN-AMRO)                                                                     100,000  (a)             100,000

VIRGINIA--2.8%

Henrico County Economic Development Authority

  Exempt Facilities Revenue, Refunding, VRDN

   (White Oak Limited Project) 1.60% (LOC; Citibank)                                         28,538,000  (a)          28,538,000

WASHINGTON--.7%

Washington Housing Finance Commission, MFHR, VRDN

   (Holly Village Senior Living) 1.60% (LOC; FNMA)                                            6,600,000  (a)           6,600,000

WEST VIRGINIA--.9%

West Virginia Hospital Finance Authority, Revenues, VRDN

  WVHA Pooled Financing Program

  1.65% (Liquidity Facility: Bank of America, Bank of

   Nova Scotia and BNP Paribas)                                                               9,300,000  (a)           9,300,000

WISCONSIN--.6%

Wisconsin Health and Educational Facilities Authority
   Revenues, VRDN (Oakwood Village)
   1.55% (LOC; Marshall and Isley Corp.)                                                      6,000,000  (a)           6,000,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX-EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------

WYOMING--2.3%

Campbell County, IDR

  (Two Elk Power Generation Station Project):

      2.10%, 12/3/2001 (Liquidity Facility;
         Bayerische Landesbank)                                                               6,800,000                6,800,000

      2.10%, 12/3/2002 (Liquidity Facility;
         Bayerische Landesbank)                                                               8,000,000                8,000,000

Wyoming Community Development Authority, Housing Revenue

   4.45%, 12/1/2001                                                                           8,000,000                8,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,021,963,419)                                                          101.7%            1,021,965,453

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (1.7%)             (17,049,420)

NET ASSETS                                                                                       100.0%            1,004,916,033


Summary of Abbreviations

AMBAC                American Municipal Bond
                         Assurance Corporation

BAN                  Bond Anticipation Notes

COP                  Certificate of Participation

CP                   Commercial Paper

FGIC                 Financial Guaranty Insurance
                         Company

FHLB                 Federal Home Loan Bank

FHLM                 Federal Home Loan Mortgage

FNMA                 Federal National Mortgage
                         Association

FSA                  Financial Security Assurance

GIC                  Guaranteed Investment Contract

GNMA                 Government National Mortgage
                         Association

GO                   General Obligation

HR                   Hospital Revenue

IDR                  Industrial Development Revenue

LOC                  Letter of Credit

LOR                  Limited Obligation Revenue

MBIA                 Municipal Bond Investors
                       Assurance Insurance Corporation

MFHR                 Multi-Family Housing Revenue

PCR                  Pollution Control Revenue

RAN                  Revenue Anticipation Notes

RRR                  Resources Recovery Revenue

SFHR                 Single Family Housing Revenue

SFMR                 Single Family Mortgage Revenue

SWDR                 Solid Waste Disposal Revenue

TRAN                 Tax and Revenue Anticipation Notes

VRDN                 Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+/F1                           VMIG1/MIG1, P1                  SP1+/SP1, A1+/A1                                 89.6

AAA/AA(c)                        AAA/AA(c)                       AAA/AA(c)                                         7.1

Not Rated(d)                     Not Rated(d)                    Not Rated(d)                                      3.3

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST  RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS  WHICH  ARE  PREREFUNDED  ARE   COLLATERALIZED  BY  U.S.   GOVERNMENT
     SECURITIES  WHICH  ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
     INTEREST  ON THE  MUNICIPAL  ISSUE AND TO  RETIRE  THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE  REPRESENTED  BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2001 (Unaudited)

                                                             Cost          Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                         1,021,963,419  1,021,965,45

Interest receivable                                                   4,597,230

Prepaid expenses and other assets                                        18,033

                                                                  1,026,580,716
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           446,582

Cash overdraft due to Custodian                                      13,159,602

Payable for investment securities purchased                           8,000,000

Accrued expenses and other liabilities                                   58,499

                                                                     21,664,683
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,004,916,033
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                    1,005,034,55

Accumulated net realized gain (loss) on investments                    (120,552)

Accumulated gross unrealized appreciation on investments                  2,034
--------------------------------------------------------------------------------

NET ASSETS ($)                                                     1,004,916,03
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(5 billion shares of $.001 par value Common Stock authorized)      1,006,810,72

NET ASSET VALUE, offering and redemption price per share ($)                1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended November 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     12,606,531

EXPENSES:

Management fee--Note 2(a)                                            2,505,805

Shareholder servicing costs--Note 2(b)                                 240,877

Custodian fees                                                          31,458

Directors' fees and expenses--Note 2(c)                                 26,681

Professional fees                                                       17,377

Registration fees                                                       13,198

Prospectus and shareholders' reports                                    11,074

Miscellaneous                                                           11,618

TOTAL EXPENSES                                                       2,858,088

INVESTMENT INCOME--NET                                               9,748,443
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                 91,989

Net unrealized appreciation (depreciation) on investments                3,105

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  95,094

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 9,843,537

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                        November 30, 2001       Year Ended
                                               (Unaudited)    May 31, 2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          9,748,443       30,063,139

Net realized gain (loss) on investments            91,989           60,662

Net unrealized appreciation (depreciation) of

   investments                                      3,105           (9,090)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                              9,843,537       30,114,711
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                         (9,748,443)     (30,063,139)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 984,986,111    1,783,869,941

Dividends reinvested                            4,683,854       16,453,368

Cost of shares redeemed                      (905,566,757)  (1,709,511,249)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                  84,103,208       90,812,060

TOTAL INCREASE (DECREASE) IN NET ASSETS        84,198,302       90,863,632
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           920,717,731      829,854,099

END OF PERIOD                               1,004,916,033      920,717,731

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                           Six Months Ended
                                          November 30, 2001                                   Year Ended May 31,
                                                                --------------------------------------------------------------------
                                                (Unaudited)           2001           2000          1999           1998         1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                 1.00           1.00           1.00          1.00           1.00         1.00

Investment Operations:

Investment income--net                                 .010           .034           .030          .027           .031         .029

Distributions:

Dividends from investment
   income--net                                        (.010)         (.034)         (.030)        (.027)         (.031)       (.029)

Net asset value, end of period                         1.00           1.00           1.00          1.00           1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                        .99(a)        3.46           3.05          2.78           3.13         2.98
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                           .57(b)         .59            .62           .63            .66          .65

Ratio of net investment income
   to average net assets                               1.95(b)        3.39           3.00          2.73           3.08         2.94
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of
   period ($ x 1,000)                             1,004,916        920,718        829,854       901,128        903,717    1,024,649

(A) NOT ANNUALIZED.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represent amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $9,756 during the period ended November 30

2001 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $190,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2001. If not applied, $28,000 of the carryover expires in fiscal 2003, $7,000 expires in fiscal 2004, $2,000 expires in fiscal 2005, $21,000 expires in fiscal 2006, $130,000 expires in fiscal 2007 and $2,000 expires in fiscal 2008.

At November 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions  with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2001, the fund was charged $130,131 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2001, the fund was charged $88,371 pursuant to the transfer agency agreement.

(c) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


NOTES

                    For More Information

                        Dreyfus Municipal Money Market Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        15 Broad Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  910SA1101